Financial liabilities - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 45,668
≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	31,177
2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	7,950
≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	6,538
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI PTZI IPH41 | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI PTZI IPH41 | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI PTZI IPH41 | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI Refundable advance - FORCE | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI Refundable advance - FORCE | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
BPI Refundable advance - FORCE | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	20,100
State guaranteed loan Société Générale | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	20,100
State guaranteed loan Société Générale | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,744
State guaranteed loan BNP Paribas | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,744
State guaranteed loan BNP Paribas | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Real estate property
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Real estate property | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Real estate property | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Real estate property | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Down-payment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows down payment	0
Down-payment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows down payment	0
Down-payment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows down payment	0
Down-payment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows down payment	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,954
Lease finance obligations – Rent Le Virage | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	558
Lease finance obligations – Rent Le Virage | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,396
Lease finance obligations – Rent Le Virage | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	426
Lease liabilities – Premises Innate Inc | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	80
Lease liabilities – Premises Innate Inc | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	346
Lease liabilities – Premises Innate Inc | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	468
Lease liabilities – Laboratory equipment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	179
Lease liabilities – Laboratory equipment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	289
Lease liabilities – Laboratory equipment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	53
Lease liabilities – Vehicles | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	23
Lease liabilities – Vehicles | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	30
Lease liabilities – Vehicles | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	36
Lease liabilities - Printers | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	27
Lease liabilities - Printers | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	213
Loans – Equipment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	57
Loans – Equipment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	156
Loans – Equipment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans - Building
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	13,671
Loans - Building | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loans - Building | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,706
Loans - Building | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 6,538